SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—13.4%
Auto Loans/Leases—11.1%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	$1,152,278	$ 1,154,158
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,077,195
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	3,245,000	3,268,746
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	997,207	999,572
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]	340,000	347,516
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,460,000	2,496,791
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,625,000	1,652,634
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	1,935,000	1,965,297
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]	2,145,000	2,156,945
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,132,740
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,506,921
Series 2018-3, Cl. C, 3.74%, 10/18/24	3,465,000	3,610,830
Series 2019-2, Cl. C, 2.74%, 4/18/25	1,335,000	1,350,583
Series 2019-2, Cl. D, 2.99%, 6/18/25	3,700,000	3,756,355
Series 2019-3, Cl. D, 2.58%, 9/18/25	1,830,000	1,837,911
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/25[1]	435,000	440,610
CarMax Auto Owner Trust:
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,918,524
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,377,013
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,136,886
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	825,155
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,170,000	1,220,076
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,213,085	1,215,105
Series 2018-B, Cl. A, 2.72%, 9/15/21[1]	281,089	281,208
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	1,880,000	1,887,668
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,225,000	2,262,947
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	2,110,000	2,155,200
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,840,000	2,899,957
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	1,975,000	2,047,558
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	1,370,000	1,415,475
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,683,661	1,705,928
Series 2017-1, Cl. D, 3.84%, 3/15/23	4,805,000	4,857,369
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,765,000	2,827,685
Series 2018-3, Cl. D, 4.30%, 9/16/24	2,560,000	2,631,722
Series 2018-5, Cl. C, 3.99%, 1/15/25	2,770,000	2,844,742
Series 2019-1, Cl. C, 3.78%, 4/15/25	4,740,000	4,824,626
Series 2019-3, Cl. C, 2.90%, 8/15/25	2,525,000	2,561,604
Series 2019-3, Cl. D, 3.18%, 10/15/26	2,885,000	2,915,653
Series 2019-4, Cl. D, 2.70%, 2/16/27	1,005,000	1,004,075
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,650,000	2,728,228

1 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loans/Leases (Continued)
DT Auto Owner Trust: (Continued)
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	$3,159,370	$ 3,179,084
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	3,680,000	3,807,450
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,848,649
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	2,400,000	2,493,386
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,302,540
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	2,785,000	2,878,233
Series 2018-2A, Cl. D, 4.15%, 3/15/24[1]	1,185,000	1,218,174
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	3,390,000	3,424,641
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,360,000	1,385,694
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	1,725,000	1,754,865
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	970,000	973,548
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]	3,055,000	3,058,373
Exeter Automobile Receivables Trust:
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,060,184	1,068,084
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	590,897	591,294
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	4,215,000	4,366,873
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]	4,309,000	4,384,982
Series 2019-4A, Cl. D, 2.58%, 9/15/25[1]	3,225,000	3,205,789
Flagship Credit Auto Trust:
Series 2015-3, Cl. C, 4.65%, 3/15/22[1]	4,000,000	4,039,844
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,676,041
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[1]	1,285,179	1,289,072
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,231,969
Series 2018-2, Cl. C, 3.50%, 4/20/22	1,730,000	1,748,252
Series 2019-1, Cl. D, 3.95%, 5/22/23	4,000,000	4,066,870
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/24[1]	1,560,000	1,573,113
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,713,495
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,659,043
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,210,000	3,254,457
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,209,862
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,063,556
Series 2018-5, Cl. C, 3.81%, 12/16/24	2,895,000	2,939,683
Series 2019-2, Cl. D, 3.22%, 7/15/25	2,675,000	2,738,675
Series 2019-3, Cl. D, 2.68%, 10/15/25	2,230,000	2,233,112
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/23[1]	4,295,000	4,378,615
Series 2019-B, Cl. C, 2.77%, 8/21/23[1]	1,555,000	1,566,492
Series 2019-C, Cl. C, 2.39%, 11/20/23[1]	2,845,000	2,834,733
United Auto Credit Securitization Trust:
Series 2018-1, Cl. C, 3.05%, 9/10/21[1]	486,298	486,403
Series 2019-1, Cl. C, 3.16%, 8/12/24[1]	2,060,000	2,078,512
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	3,255,000	3,326,527
Series 2018-2A, Cl. C, 3.50%, 1/16/24[1]	4,025,000	4,064,355

2 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loans/Leases (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2019-2A, Cl. C, 2.84%, 7/15/24[1]	$2,805,000	$ 2,828,904
Series 2019-3A, Cl. C, 2.49%, 10/15/24[1]	3,590,000	3,598,864
		189,841,316

Credit Cards—0.5%
World Financial Network Credit Card Master Trust:
Series 2019-A, Cl. A, 3.14%, 12/15/25	1,000,000	1,023,092
Series 2019-B, Cl. A, 2.49%, 4/15/26	3,665,000	3,694,344
Series 2019-C, Cl. A, 2.21%, 7/15/26	3,130,000	3,141,479
		7,858,915

Home Equity Loans—0.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-R5, Cl. M2, 2.398%
[US0001M+69], 7/25/35[2]	139,193	139,596
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	758,299
Structured Asset Securities Corp. , Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 9.799%,
2/25/32[3,4]	1,331,718	91,064
		988,959

Leases—1.0%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,359,014
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,040,892
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	293,900
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	755,000	777,014
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	2,540,000	2,601,168
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	555,000	567,237
Series 2019-2, Cl. B, 2.55%, 3/15/27[1]	1,445,000	1,450,039
Series 2019-2, Cl. C, 2.89%, 3/15/27[1]	695,000	697,301
Dell Equipment Finance Trust:
Series 2018-1, Cl. B, 3.34%, 6/22/23[1]	1,040,000	1,054,359
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]	4,465,000	4,540,678
Series 2019-2, Cl. D, 2.48%, 4/22/25[1]	1,530,000	1,524,230
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]	596,178	596,682
		17,502,514

Loans—0.8%
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	3,220,000	3,251,253
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	2,725,000	2,753,368
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	2,725,000	2,794,172
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	3,405,000	3,494,837
Navistar Financial Dealer Note Master Owner Trust II:
Series 2018-1, Cl. B, 2.508% [US0001M+80], 9/25/23[1,2]	670,000	670,864
Series 2019-1, Cl. C, 2.658% [US0001M+95], 5/25/24[1,2]	305,000	305,245

3 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Loans (Continued)
Navistar Financial Dealer Note Master Owner Trust II: (Continued)
Series 2019-1, Cl. D, 3.158% [US0001M+145], 5/25/24[1,2]	$290,000	$ 290,145
		13,559,884
Total Asset-Backed Securities (Cost $226,657,590)		229,751,588

Mortgage-Backed Obligations—13.3%
Agency—5.5%
U. S. Agency Securities—5.5%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 7/1/33-6/1/34	387,023	427,444
5.50%, 9/1/39	981,617	1,098,951
6.00%, 1/1/22-7/1/24	275,322	303,781
6.50%, 4/1/21-4/1/34	130,178	143,900
7.00%, 10/1/31-3/1/35	763,494	870,257
7.50%, 1/1/32-2/1/32	635,639	727,467
9.00%, 8/1/22-5/1/25	4,795	5,174
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	29,512	4,451
Series 205, Cl. IO, 74.364%, 9/1/29[3]	211,076	40,239
Series 206, Cl. IO, 0.00%, 12/15/29[3,5]	83,762	17,046
Series 243, Cl. 6, 0.00%, 12/15/32[3,5]	80,773	13,637
Series 304, Cl. C31, 8.187%, 12/15/27[3]	1,902,944	139,397
Series 304, Cl. C45, 7.992%, 12/15/27[3]	1,473,938	104,718
Series 304, Cl. C47, 5.366%, 12/15/27[3]	892,569	69,412
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K734, Cl. X1, 0.00%, 2/25/26[3,5]	27,726,198	975,732
Series KC02, Cl. X1, 0.00%, 3/25/24[3,5]	59,756,163	925,025
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	192	194
Series 1644, Cl. S, 2.577% [D11COF+145], 12/15/23[2]	759,539	775,774
Series 2043, Cl. ZP, 6.50%, 4/15/28	523,303	585,980
Series 2116, Cl. ZA, 6.00%, 1/15/29	264,773	294,591
Series 2148, Cl. ZA, 6.00%, 4/15/29	377,806	416,892
Series 2220, Cl. PD, 8.00%, 3/15/30	45,653	53,589
Series 2326, Cl. ZP, 6.50%, 6/15/31	51,113	56,863
Series 2344, Cl. FP, 2.715% [US0001M+95], 8/15/31[2]	83,079	85,134
Series 2368, Cl. PR, 6.50%, 10/15/31	218,921	249,304
Series 2427, Cl. ZM, 6.50%, 3/15/32	200,720	225,103
Series 2451, Cl. FD, 2.765% [US0001M+100], 3/15/32[2]	47,849	49,148
Series 2461, Cl. PZ, 6.50%, 6/15/32	114,541	128,563
Series 2464, Cl. FI, 2.765% [US0001M+100], 2/15/32[2]	49,583	50,937
Series 2465, Cl. PG, 6.50%, 6/15/32	171,200	195,013
Series 2470, Cl. LF, 2.765% [US0001M+100], 2/15/32[2]	49,728	51,087
Series 2517, Cl. GF, 2.765% [US0001M+100], 2/15/32[2]	39,410	40,487
Series 2551, Cl. LF, 2.265% [US0001M+50], 1/15/33[2]	4,862	4,898
Series 3015, Cl. GM, 5.00%, 8/15/35	2,187,017	2,442,983
Series 3917, Cl. BA, 4.00%, 6/15/38	203,120	214,092

4 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	$35,332	$ 3,215
Series 2079, Cl. S, 99.999%, 7/17/28[3]	69,030	7,586
Series 2122, Cl. S, 98.803%, 2/15/29[3]	281,701	49,316
Series 2304, Cl. SK, 64.793%, 6/15/29[3]	251,833	44,515
Series 2493, Cl. S, 35.735%, 9/15/29[3]	62,453	10,878
Series 2526, Cl. SE, 68.675%, 6/15/29[3]	97,950	17,725
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	512,449	37,699
Series 2920, Cl. S, 25.053%, 1/15/35[3]	685,589	120,187
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	776,088	93,897
Series 3397, Cl. GS, 0.00%, 12/15/37[3,5]	96,321	20,481
Series 3424, Cl. EI, 0.00%, 4/15/38[3,5]	50,069	6,056
Series 3450, Cl. BI, 18.279%, 5/15/38[3]	1,173,537	223,478
Series 3606, Cl. SN, 19.916%, 12/15/39[3]	233,752	37,146
Series 4057, Cl. QI, 4.638%, 6/15/27[3]	5,222,666	363,335
Series 4146, Cl. AI, 8.495%, 12/15/27[3]	2,395,757	173,300
Series 4205, Cl. AI, 7.16%, 5/15/28[3]	1,449,924	91,107
Series 4316, Cl. JS, 0.00%, 1/15/44[3,5]	2,449,492	324,596
Series 4818, Cl. BI, 0.00%, 3/15/45[3,5]	2,319,724	241,209
Federal National Mortgage Assn. Pool:
4.50%, 6/1/20-12/1/20	7,788	8,048
5.00%, 3/1/20-6/1/22	9,501	9,834
5.50%, 2/1/35-5/1/36	339,757	382,910
6.00%, 6/1/30-3/1/37	2,420,145	2,756,651
6.50%, 5/1/28-1/1/34	1,920,588	2,136,699
7.00%, 1/1/30-4/1/34	1,624,677	1,857,536
7.50%, 2/1/27-8/1/33	1,504,024	1,735,852
8.00%, 12/1/22	3,404	3,611
8.50%, 7/1/32	5,851	5,913
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	115,247	10,453
Series 252, Cl. 2, 99.999%, 11/25/23[3]	56,117	5,502
Series 303, Cl. IO, 99.999%, 11/25/29[3]	870,821	183,715
Series 319, Cl. 2, 56.773%, 2/25/32[3]	159,369	30,738
Series 321, Cl. 2, 37.984%, 4/25/32[3]	242,998	47,162
Series 324, Cl. 2, 25.155%, 7/25/32[3]	96,686	18,380
Series 328, Cl. 2, 0.00%, 12/25/32[3,5]	559,180	110,722
Series 334, Cl. 12, 0.00%, 3/25/33[3,5]	332,219	63,834
Series 339, Cl. 7, 0.00%, 11/25/33[3,5]	267,211	52,080
Series 351, Cl. 10, 99.999%, 4/25/34[3]	221,289	41,556
Series 351, Cl. 8, 0.00%, 4/25/34[3,5]	217,921	41,222
Series 356, Cl. 10, 0.00%, 6/25/35[3,5]	156,242	26,674
Series 356, Cl. 12, 0.00%, 2/25/35[3,5]	77,249	14,282
Series 362, Cl. 13, 0.00%, 8/25/35[3,5]	139,588	27,656
Series 364, Cl. 15, 0.00%, 9/25/35[3,5]	200,417	35,136
Federal National Mortgage Assn. , Principal-Only Stripped Mtg. -Backed
Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	39,866	36,104

5 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	$283,919	$ 297,770
Series 1993-87, Cl. Z, 6.50%, 6/25/23	102,423	108,339
Series 1999-54, Cl. LH, 6.50%, 11/25/29	108,974	120,802
Series 2002-29, Cl. F, 2.708% [US0001M+100], 4/25/32[2]	53,527	55,002
Series 2002-64, Cl. FJ, 2.708% [US0001M+100], 4/25/32[2]	16,477	16,931
Series 2002-68, Cl. FH, 2.263% [US0001M+50], 10/18/32[2]	31,979	32,211
Series 2003-116, Cl. FA, 2.108% [US0001M+40], 11/25/33[2]	58,199	57,579
Series 2003-130, Cl. CS, 10.684% [-2 x US0001M+1,410],
12/25/33[2]	7,108	7,350
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,551,343
Series 2006-11, Cl. PS, 18.304% [-3.6667 x
US0001M+2,456.67], 3/25/36[2]	115,719	175,141
Series 2006-46, Cl. SW, 17.937% [-3.6665 x
US0001M+2,419.92], 6/25/36[2]	64,356	95,838
Series 2006-50, Cl. KS, 17.937% [-3.6667 x
US0001M+2,420], 6/25/36[2]	117,147	166,945
Series 2006-50, Cl. SK, 17.937% [-3.6667 x
US0001M+2,420], 6/25/36[2]	348,714	535,247
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,407,016	1,560,939
Series 2010-43, Cl. KG, 3.00%, 1/25/21	4,339	4,342
Series 2011-15, Cl. DA, 4.00%, 3/25/41	135,422	141,110
Series 2011-3, Cl. KA, 5.00%, 4/25/40	422,417	442,429
Series 2012-20, Cl. FD, 2.108% [US0001M+40], 3/25/42[2]	137,780	138,002
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-61, Cl. SH, 22.19%, 11/18/31[3]	196,162	37,454
Series 2001-63, Cl. SD, 38.611%, 12/18/31[3]	69,931	11,558
Series 2001-68, Cl. SC, 46.10%, 11/25/31[3]	53,105	10,180
Series 2001-81, Cl. S, 23.99%, 1/25/32[3]	48,652	8,616
Series 2002-28, Cl. SA, 29.001%, 4/25/32[3]	52,797	9,744
Series 2002-38, Cl. SO, 66.987%, 4/25/32[3]	98,574	17,515
Series 2002-39, Cl. SD, 52.746%, 3/18/32[3]	104,183	21,925
Series 2002-41, Cl. S, 36.738%, 7/25/32[3]	300,919	54,737
Series 2002-48, Cl. S, 24.322%, 7/25/32[3]	76,930	15,423
Series 2002-52, Cl. SL, 26.735%, 9/25/32[3]	54,039	10,295
Series 2002-53, Cl. SK, 67.795%, 4/25/32[3]	64,986	14,052
Series 2002-56, Cl. SN, 25.698%, 7/25/32[3]	105,119	21,077
Series 2002-77, Cl. IS, 45.972%, 12/18/32[3]	167,940	33,749
Series 2002-77, Cl. SH, 22.246%, 12/18/32[3]	65,128	11,128
Series 2002-9, Cl. MS, 26.163%, 3/25/32[3]	82,448	16,496
Series 2003-4, Cl. S, 21.212%, 2/25/33[3]	106,896	22,743
Series 2003-25, Cl. IK, 99.705%, 4/25/33[3]	1,424,023	345,322
Series 2003-33, Cl. SP, 19.139%, 5/25/33[3]	182,312	40,094
Series 2005-6, Cl. SE, 93.518%, 2/25/35[3]	1,070,752	190,047
Series 2005-14, Cl. SE, 24.339%, 3/25/35[3]	561,607	87,642
Series 2005-40, Cl. SB, 30.457%, 5/25/35[3]	431,613	59,169
Series 2005-52, Cl. JH, 39.406%, 5/25/35[3]	257,530	36,233
Series 2007-88, Cl. XI, 0.00%, 6/25/37[3,5]	217,564	41,755

6 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,5]	$63,951	$ 7,088
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,5]	3,083	181
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,5]	5,135	57
Series 2011-96, Cl. SA, 11.313%, 10/25/41[3]	670,087	116,205
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,5]	779,994	78,585
Series 2012-121, Cl. IB, 7.191%, 11/25/27[3]	2,267,822	174,092
Series 2012-134, Cl. SA, 1.347%, 12/25/42[3]	1,483,632	272,712
Series 2013-2, Cl. IA, 0.00%, 2/25/43[3,5]	403,368	70,402
Series 2015-57, Cl. LI, 5.889%, 8/25/35[3]	5,817,751	773,262
Series 2016-45, Cl. MI, 7.941%, 7/25/46[3]	1,627,644	306,169
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,5]	2,704,474	290,476
Series 2017-66, Cl. AS, 0.033%, 9/25/47[3]	13,666,608	2,136,390
Series 2018-16, Cl. NI, 0.00%, 12/25/44[3,5]	1,173,145	113,130
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,5]	1,862,024	108,052
Federal National Mortgage Assn. ,TBA:
2.50%, 12/1/34[7]	19,460,000	19,627,858
3.00%, 12/1/33[7]	13,035,000	13,341,017
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,8]	2,362,000	2,415,661
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,8]	1,642,030	1,680,462
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,8]	530,000	541,845
Series 2013-K29, Cl. C, 3.601%, 5/25/46[1,8]	1,915,000	1,963,614
Series 2013-K30, Cl. C, 3.669%, 6/25/45[1,8]	917,000	946,546
Series 2013-K712, Cl. C, 3.281%, 5/25/45[1,8]	1,125,000	1,123,190
Series 2013-K713, Cl. C, 3.259%, 4/25/46[1,8]	2,752,000	2,754,361
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,8]	5,815,000	5,880,348
Series 2014-K715, Cl. C, 4.258%, 2/25/46[1,8]	2,895,000	2,946,125
Series 2015-K721, Cl. B, 3.681%, 11/25/47[1,8]	1,150,000	1,182,434
Series 2017-K724, Cl. B, 3.599%, 11/25/23[1,8]	1,395,000	1,432,022
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	5,674	6,277
7.00%, 1/15/28-8/15/28	55,873	59,038
7.50%, 9/15/22-11/15/26	32,486	33,659
8.00%, 2/15/22-8/15/28	13,731	13,811
10.50%, 12/15/20	66	66
Government National Mortgage Assn. II Pool, 7.00%, 1/20/30	18,411	21,245
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2011-52, Cl. HS, 22.90%, 4/16/41[3]	1,940,904	307,048
Series 2017-136, Cl. LI, 4.343%, 9/16/47[3]	4,374,356	773,563
Series 2017-149, Cl. GS, 2.164%, 10/16/47[3]	5,350,678	856,610
Structured Agency Credit Risk Debt Nts. , Series 2018-HQA1, Cl. M2,
4.008% [US0001M+230], 9/25/30[2]	1,540,000	1,554,852
Vendee Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
1995-2B, Cl. 2IO, 99.999%, 6/15/25[3]	1,238,665	17,879
		94,845,865

7 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
CMOs—2.0%
Collateralized Mortgage Obligations—2.0%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 3.84% [H15T1Y+225],
2/25/36[2]	$600,036	$ 617,995
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	704,299	724,034
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K093, Cl.
X1, 0.00%, 5/25/29[3,5]	22,413,670	1,718,050
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K735, Cl.
X1, 0.00%, 5/25/26[3,5]	28,621,067	1,568,807
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, 4.00%, 4/15/40	222,090	226,018
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2922, Cl. SE, 25.792%, 2/15/35[3]	154,936	24,637
Series 2981, Cl. AS, 3.934%, 5/15/35[3]	549,506	77,519
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2002-52, Cl. SD, 66.124%, 9/25/32[3]	93,314	18,456
Series 2005-12, Cl. SC, 29.505%, 3/25/35[3]	69,942	11,117
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.55%, 12/25/46[1,8]	695,000	695,933
Series 2011-K10, Cl. B, 4.781%, 11/25/49[1,8]	4,025,000	4,101,154
Series 2012-K23, Cl. C, 3.782%, 10/25/45[1,8]	5,250,000	5,395,645
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,8]	530,000	545,555
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2007-17, Cl. AI, 54.665%, 4/16/37[3]	1,245,776	195,937
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.22%, 7/26/45[1,8]	49,752	50,976
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.958% [US0001M+425],
11/25/23[2]	2,789,009	3,005,078
Series 2014-DN1, Cl. M2, 3.908% [US0001M+220],
2/25/24[2]	391,369	395,753
Series 2014-DN1, Cl. M3, 6.208% [US0001M+450],
2/25/24[2]	1,260,000	1,372,343
Series 2014-DN2, Cl. M3, 5.308% [US0001M+360],
4/25/24[2]	7,345,000	7,811,325
Series 2014-DN3, Cl. M3, 5.708% [US0001M+400],
8/25/24[2]	2,226,152	2,371,551
Series 2014-DN4, Cl. M3, 6.258% [US0001M+455],
10/25/24[2]	378,125	405,542
Series 2014-HQ2, Cl. M3, 5.458% [US0001M+375],
9/25/24[2]	3,100,000	3,349,568
Series 2015-HQA2, Cl. M2, 4.508% [US0001M+280],
5/25/28[2]	55,090	55,378
		34,738,371

8 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Non-Agency—5.8%
Adjustable-Rate Mortgages—5.8%
Bear Stearns ARM Trust, Series 2005-9, Cl. A1, 4.27% [H15T1Y+230],
10/25/35[2]	$277,602	$ 286,529
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 14.72%, 1/15/513	26,358,290	905,315
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,3,4,5	237,884	3,893
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 14.952%, 11/13/503	9,121,359	486,800
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Cl. A15, 4.00%,
4/25/49[1,8]	940,975	961,965
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.264%, 1/25/36[8]	519,353	515,992
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	577,050	579,726
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	542,133	541,196
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	959,097	988,592
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,5]	11,668,014	409,511
Series 2017-C4, Cl. XA, 14.048%, 10/12/50[3]	24,066,769	1,554,648
Citigroup Mortgage Loan Trust, Inc. , Series 2006-AR1, Cl. 1A1, 4.97%
[H15T1Y+240], 10/25/35[2]	1,178,393	1,183,957
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
2012-CR5, Cl. XA, 23.824%, 12/10/45[3]	12,266,211	488,111
Connecticut Avenue Securities:
Series 2013-C01, Cl. M2, 6.958% [US0001M+525],
10/25/23[2]	2,111,732	2,326,675
Series 2014-C01, Cl. M2, 6.108% [US0001M+440], 1/25/24[2]	3,864,424	4,200,066
Series 2014-C02, Cl. 1M2, 4.308% [US0001M+260],
5/25/24[2]	3,273,665	3,410,456
Series 2014-C02, Cl. 2M2, 4.308% [US0001M+260],
5/25/24[2]	1,390,557	1,442,537
Series 2014-C03, Cl. 1M2, 4.708% [US0001M+300],
7/25/24[2]	3,011,960	3,168,147
Series 2014-C03, Cl. 2M2, 4.608% [US0001M+290],
7/25/24[2]	237,724	247,537
Series 2015-C01, Cl. 1M2, 6.008% [US0001M+430],
2/25/25[2]	1,576,529	1,681,635
Series 2016-C01, Cl. 1M2, 8.458% [US0001M+675],
8/25/28[2]	1,993,250	2,210,390
Series 2016-C02, Cl. 1M2, 7.708% [US0001M+600],
9/25/28[2]	3,658,691	3,995,276
Series 2016-C03, Cl. 1M1, 3.708% [US0001M+200],
10/25/28[2]	139,275	139,540
Series 2016-C05, Cl. 2M2, 6.158% [US0001M+445],
1/25/29[2]	1,897,752	1,999,523
Series 2016-C06, Cl. 1M2, 5.958% [US0001M+425],
4/25/29[2]	3,200,000	3,430,368
Series 2017-C01, Cl. 1M2, 5.258% [US0001M+355],
7/25/29[2]	2,490,000	2,619,830

9 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Connecticut Avenue Securities: (Continued)
Series 2017-C02, Cl. 2M1, 2.858% [US0001M+115],
9/25/29[2]	$1,156,066	$ 1,158,884
Series 2017-C04, Cl. 2M1, 2.558% [US0001M+85],
11/25/29[2]	1,297,945	1,298,676
Series 2017-C06, Cl. 1M1, 2.458% [US0001M+75], 2/25/30[2]	336,586	336,617
Series 2017-C07, Cl. 1M1, 2.358% [US0001M+65], 5/25/30[2]	1,051,244	1,051,307
Series 2018-C02, Cl. 2M1, 2.358% [US0001M+65], 8/25/30[2]	66,615	66,617
Series 2018-C03, Cl. 1M1, 2.388% [US0001M+68],
10/25/30[2]	1,962,708	1,963,785
Series 2018-C04, Cl. 2M1, 2.458% [US0001M+75],
12/25/30[2]	1,049,157	1,049,638
Series 2018-C05, Cl. 1M1, 2.428% [US0001M+72], 1/25/31[2]	729,064	729,601
Series 2018-C06, Cl. 1M1, 2.258% [US0001M+55], 3/25/31[2]	6,578	6,578
Series 2018-C06, Cl. 2M1, 2.258% [US0001M+55], 3/25/31[2]	225,999	225,982
Connecticut Avenue Securities Trust:
Series 2018-R07, Cl. 1M1, 2.458% [US0001M+75],
4/25/31[1,2]	21,338	21,341
Series 2018-R07, Cl. 1M2, 4.108% [US0001M+240],
4/25/31[1,2]	3,965,000	4,002,929
Series 2019-R01, Cl. 2M1, 2.558% [US0001M+85],
7/25/31[1,2]	1,266,756	1,267,316
Series 2019-R02, Cl. 1M1, 2.558% [US0001M+85],
8/25/31[1,2]	1,389,759	1,390,282
Series 2019-R02, Cl. 1M2, 4.008% [US0001M+230],
8/25/31[1,2]	1,815,000	1,830,525
Series 2019-R03, Cl. 1M2, 3.858% [US0001M+215],
9/25/31[1,2]	1,685,000	1,696,783
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series KC03, Cl.
X1, 0.00%, 11/25/24[3,5]	37,544,719	847,396
Federal Home Loan Mortgage Corp. , STACR Trust:
Series 2018-HQA2, Cl. M1, 2.458% [US0001M+75],
10/25/48[1,2]	3,657,558	3,660,604
Series 2019-DNA1, Cl. M1, 2.608% [US0001M+90],
1/25/49[1,2]	2,157,880	2,160,099
Series 2019-HQA1, Cl. M1, 2.608% [US0001M+90],
2/25/49[1,2]	560,588	561,008
Series 2019-HRP1, Cl. M2, 3.108% [US0001M+140],
2/25/49[1,2]	830,000	830,807
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,260,241	1,285,955
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	262,716	264,725
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	808,080	831,686
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.657%, 7/25/35[8]	144,548	148,342
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.018% [US0001M+31],
7/25/35[2]	101,503	101,976
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,510,682
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	1,625,987	1,627,213

10 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
JP Morgan Mortgage Trust:
Series 2007-A1, Cl. 5A1, 4.405%, 7/25/35[8]	$405,141	$ 415,268
Series 2018-8, Cl. A17, 4.00%, 1/25/49[1,8]	665,000	681,277
JPMBB Commercial Mortgage Securities Trust, Interest-Only Stripped Mtg. -
Backed Security, Series 2015-C27, Cl. XA, 19.257%, 2/15/48[3]	30,790,102	1,503,441
Lehman Structured Securities Corp. , Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,4,5,8]	35,522	23,196
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	2,235,000	2,314,740
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	311,282	310,110
Morgan Stanley Capital I Trust, Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,685,000	1,727,255
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 13.164%, 12/15/503	8,716,383	455,061
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.037%,
6/26/46[1,8]	10,636	10,660
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	6,481	5,892
STACR Trust:
Series 2018-DNA2, Cl. M1, 2.508% [US0001M+80],
12/25/30[1,2]	3,072,360	3,075,773
Series 2018-DNA3, Cl. M1, 2.458% [US0001M+75],
9/25/48[1,2]	546,864	547,365
Series 2018-HRP1, Cl. M2, 3.358% [US0001M+165],
4/25/43[1,2]	2,788,048	2,798,413
Series 2018-HRP2, Cl. M2, 2.958% [US0001M+125],
2/25/47[1,2]	2,850,000	2,856,885
Structured Agency Credit Risk Debt Nts.:
Series 2016-DNA1, Cl. M2, 4.608% [US0001M+290],
7/25/28[2]	579,707	582,539
Series 2016-DNA2, Cl. M3, 6.358% [US0001M+465],
10/25/28[2]	1,193,338	1,281,638
Series 2016-DNA4, Cl. M2, 3.008% [US0001M+130],
3/25/29[2]	1,814,828	1,819,177
Series 2017-HQA1, Cl. M1, 2.908% [US0001M+120],
8/25/29[2]	1,030,040	1,031,549
Series 2017-HQA2, Cl. M1, 2.508% [US0001M+80],
12/25/29[2]	728,262	728,481
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.887%, 11/15/50 3	15,117,630	875,057
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.196%, 10/25/33[8]	209,593	213,615
Series 2005-AR14, Cl. 1A4, 3.86%, 12/25/35[8]	74,349	74,404
Series 2005-AR16, Cl. 1A1, 4.189%, 12/25/35[8]	350,123	351,099
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.894%, 12/15/503	12,133,454	726,666
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[1,8]	1,092,720	1,095,789
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 35.216%, 3/15/441,3	7,076,905	110,697
		98,321,616
Total Mortgage-Backed Obligations (Cost $227,072,433)		227,905,852

11 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Government Obligations—3.4%
United States Treasury Nts.:
1.50%, 10/31/24	$29,452,800	$ 29,260,666
1.625%, 11/15/22-10/31/26	26,924,000	26,866,795
1.75%, 11/15/29	2,545,000	2,538,787
Total U. S. Government Obligations (Cost $58,534,968)		58,666,248

Corporate Bonds and Notes—58.4%
Consumer Discretionary—10.0%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	3,928,000	3,967,241
ZF North America Capital, Inc. , 4.00% Sr. Unsec. Nts.,
4/29/20[1]	3,145,000	3,159,667
		7,126,908

Automobiles—3.0%
BMW Finance NV, 2.40% Sr. Unsec. Nts. , 8/14/24[1]	5,547,000	5,560,595
Daimler Finance North America LLC, 2.70% Sr. Unsec. Nts.,
6/14/24[1]	5,270,000	5,321,495
Ford Motor Credit Co. LLC, 5.584% Sr. Unsec. Nts. , 3/18/24	6,702,000	7,173,796
General Motors Financial Co. , Inc. , 3.95% Sr. Unsec. Nts.,
4/13/24	5,734,000	5,961,612
Harley-Davidson Financial Services, Inc. , 3.35% Sr. Unsec.
Nts. , 2/15/23[1]	6,471,000	6,620,484
Hyundai Capital America, 3.10% Sr. Unsec. Nts. , 4/5/22[1]	6,011,000	6,083,620
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts.,
3/15/20[1]	3,698,000	3,687,701
Nissan Motor Acceptance Corp. , 3.875% Sr. Unsec. Nts.,
9/21/23[1]	3,698,000	3,862,460
Toyota Motor Corp. , 2.358% Sr. Unsec. Nts. , 7/2/24	3,697,000	3,746,153
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts. , 11/12/21[1]	3,783,000	3,910,528
		51,928,444

Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts. , 5/15/24	3,831,000	3,955,469

Entertainment—0.5%
Netflix, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/22	3,852,000	4,078,228
Viacom, Inc. , 4.25% Sr. Unsec. Nts. , 9/1/23	3,605,000	3,824,318
		7,902,546

Hotels, Restaurants & Leisure—1.2%
Aramark Services, Inc. , 5.00% Sr. Unsec. Nts. , 4/1/25[1]	3,034,000	3,174,292
International Game Technology plc, 6.25% Sr. Sec. Nts.,
2/15/22[1]	3,511,000	3,712,858
Las Vegas Sands Corp. , 3.20% Sr. Unsec. Nts. , 8/8/24	3,975,000	4,049,418
Marriott International, Inc. , 3.25% Sr. Unsec. Nts. , 9/15/22	3,791,000	3,891,486

12 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Royal Caribbean Cruises Ltd. , 5.25% Sr. Unsec. Nts. , 11/15/22	$4,616,000	$ 5,004,435
		19,832,489

Household Durables—0.8%
DR Horton, Inc. , 4.75% Sr. Unsec. Nts. , 2/15/23	4,820,000	5,154,929
Lennar Corp. :
2.95% Sr. Unsec. Nts. , 11/29/20	2,772,000	2,793,899
4.125% Sr. Unsec. Nts. , 1/15/22	2,125,000	2,183,437
Newell Brands, Inc. , 3.85% Sr. Unsec. Nts. , 4/1/23	2,132,000	2,200,319
Toll Brothers Finance Corp. , 4.875% Sr. Unsec. Nts. , 11/15/25	502,000	546,635
		12,879,219

Internet & Catalog Retail—0.3%
QVC, Inc. , 5.125% Sr. Sec. Nts. , 7/2/22	5,427,000	5,707,693

Media—2.2%
CBS Corp. , 2.90% Sr. Unsec. Nts. , 6/1/23	4,066,000	4,149,681
CCO Holdings LLC/CCO Holdings Capital Corp. , 5.125% Sr.
Unsec. Nts. , 2/15/23	3,041,000	3,097,988
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50% Sr. Sec. Nts.,
2/1/24	3,696,000	3,955,832
Fox Corp. , 4.03% Sr. Unsec. Nts. , 1/25/24[1]	4,163,000	4,429,475
Interpublic Group of Cos. , Inc. (The), 4.20% Sr. Unsec. Nts.,
4/15/24	4,439,000	4,766,443
Lamar Media Corp. , 5.375% Sr. Unsec. Nts. , 1/15/24	1,478,000	1,514,935
Omnicom Group, Inc. /Omnicom Capital, Inc. , 3.625% Sr.
Unsec. Nts. , 5/1/22	4,995,000	5,166,501
Time Warner Cable LLC, 4.00% Sr. Sec. Nts. , 9/1/21	3,328,000	3,407,740
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts.,
8/15/26[1]	3,142,000	3,310,262
WPP Finance 2010, 3.75% Sr. Unsec. Nts. , 9/19/24	3,791,000	3,979,391
		37,778,248

Multiline Retail—0.2%
Dollar Tree, Inc. , 3.70% Sr. Unsec. Nts. , 5/15/23	3,695,000	3,840,487

Specialty Retail—1.0%
Advance Auto Parts, Inc. , 4.50% Sr. Unsec. Nts. , 12/1/23	3,602,000	3,855,681
AutoNation, Inc. , 3.35% Sr. Unsec. Nts. , 1/15/21	4,000,000	4,037,833
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts. , 12/1/21[1]	5,083,000	5,122,005
Gap, Inc. (The), 5.95% Sr. Unsec. Nts. , 4/12/21	3,773,000	3,918,035
		16,933,554

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc. , 4.625% Sr. Unsec. Nts. , 5/15/24[1]	3,232,000	3,409,728

13 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Staples—4.8%
Beverages—1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.50% Sr. Unsec. Nts. , 1/12/24	$2,957,000	$ 3,110,213
4.15% Sr. Unsec. Nts. , 1/23/25	4,251,000	4,629,421
Constellation Brands, Inc. , 3.75% Sr. Unsec. Nts. , 5/1/21	4,768,000	4,878,135
Keurig Dr Pepper, Inc. , 4.057% Sr. Unsec. Nts. , 5/25/23	6,046,000	6,396,547
Pernod Ricard SA, 4.25% Sr. Unsec. Nts. , 7/15/22[1]	4,343,000	4,576,759
		23,591,075

Food & Staples Retailing—0.7%
Alimentation Couche-Tard, Inc. , 2.70% Sr. Unsec. Nts.,
7/26/22[1]	3,328,000	3,360,101
Kroger Co. (The):
2.80% Sr. Unsec. Nts. , 8/1/22	2,357,000	2,398,044
2.95% Sr. Unsec. Nts. , 11/1/21	2,824,000	2,869,440
Walgreen Co. , 3.10% Sr. Unsec. Nts. , 9/15/22	2,312,000	2,346,972
Walgreens Boots Alliance, Inc. , 3.30% Sr. Unsec. Nts.,
11/18/21	1,524,000	1,546,932
		12,521,489

Food Products—2.0%
Bunge Ltd. Finance Corp. , 4.35% Sr. Unsec. Nts. , 3/15/24	3,883,000	4,095,419
Campbell Soup Co. , 3.65% Sr. Unsec. Nts. , 3/15/23	3,698,000	3,843,575
Conagra Brands, Inc. , 4.30% Sr. Unsec. Nts. , 5/1/24	3,792,000	4,069,889
Lamb Weston Holdings, Inc. , 4.625% Sr. Unsec. Nts. , 11/1/24[1]	3,700,000	3,917,338
Mondelez International, Inc. , 3.625% Sr. Unsec. Nts. , 5/7/23	5,920,000	6,204,958
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts. , 10/3/21[1]	2,000,000	1,986,476
3.35% Sr. Unsec. Nts. , 2/1/22[1]	3,697,000	3,719,197
Tyson Foods, Inc. , 3.90% Sr. Unsec. Nts. , 9/28/23	5,232,000	5,542,210
		33,379,062

Tobacco—0.7%
Altria Group, Inc. , 4.00% Sr. Unsec. Nts. , 1/31/24	3,651,000	3,863,464
BAT Capital Corp. , 3.222% Sr. Unsec. Nts. , 8/15/24	4,899,000	4,988,978
Imperial Brands Finance plc, 3.125% Sr. Unsec. Nts. , 7/26/24[1]	3,882,000	3,900,122
		12,752,564

Energy—5.4%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp. , 3.75% Sr. Unsec. Nts. , 5/1/24[1]	3,885,000	4,092,067

Oil, Gas & Consumable Fuels—5.2%
Apache Corp. , 3.25% Sr. Unsec. Nts. , 4/15/22	2,348,000	2,387,288
Canadian Natural Resources Ltd. , 2.95% Sr. Unsec. Nts.,
1/15/23	3,836,000	3,903,985
Cimarex Energy Co. , 4.375% Sr. Unsec. Nts. , 6/1/24	3,694,000	3,869,480
Continental Resources, Inc. , 5.00% Sr. Unsec. Nts. , 9/15/22	1,725,000	1,735,443
Enbridge, Inc. , 2.90% Sr. Unsec. Nts. , 7/15/22	4,622,000	4,695,347

14 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts. , 3/15/23	$2,921,000	$ 3,037,912
5.875% Sr. Unsec. Nts. , 1/15/24	3,787,000	4,173,040
EQM Midstream Partners LP, 4.75% Sr. Unsec. Nts. , 7/15/23	3,695,000	3,603,942
EQT Corp. , 3.00% Sr. Unsec. Nts. , 10/1/22	2,157,000	2,078,470
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts.,
7/15/20[1]	2,000,000	2,038,952
Husky Energy, Inc.:
3.95% Sr. Unsec. Nts. , 4/15/22	1,896,000	1,956,710
7.25% Sr. Unsec. Nts. , 12/15/19	1,800,000	1,802,811
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts.,
2/15/20	2,900,000	2,926,073
Kinder Morgan, Inc. , 3.15% Sr. Unsec. Nts. , 1/15/23	3,142,000	3,210,467
Marathon Petroleum Corp. , 4.75% Sr. Unsec. Nts. , 12/15/23	1,062,000	1,150,333
MPLX LP:
3.202% [US0003M+110] Sr. Unsec. Nts. , 9/9/22[2]	1,835,000	1,841,706
3.50% Sr. Unsec. Nts. , 12/1/22[1]	5,543,000	5,677,222
Newfield Exploration Co. , 5.625% Sr. Unsec. Nts. , 7/1/24	3,694,000	4,033,725
Occidental Petroleum Corp. , 2.90% Sr. Unsec. Nts. , 8/15/24	5,547,000	5,583,683
ONEOK Partners LP, 4.90% Sr. Unsec. Nts. , 3/15/25	4,160,000	4,547,354
Phillips 66, 2.517% [US0003M+60] Sr. Unsec. Nts. , 2/26/21[2]	5,600,000	5,600,058
Plains All American Pipeline LP/PAA Finance Corp. , 3.85% Sr.
Unsec. Nts. , 10/15/23	3,884,000	4,012,651
Sabine Pass Liquefaction LLC, 5.75% Sr. Sec. Nts. , 5/15/24	3,545,000	3,948,457
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. , 4.25% Sr. Unsec. Nts. , 11/15/23	4,063,000	4,108,668
TC PipeLines LP, 4.65% Sr. Unsec. Nts. , 6/15/21	2,600,000	2,676,883
Williams Cos, Inc. (The), 3.35% Sr. Unsec. Nts. , 8/15/22	4,437,000	4,546,683
		89,147,343

Financials—12.0%
Capital Markets—2.0%
Ameriprise Financial, Inc. , 3.00% Sr. Unsec. Nts. , 3/22/22	3,000,000	3,063,500
Credit Suisse Group AG, 2.593% [SOFRRATE+156] Sr. Unsec.
Nts. , 9/11/25[1,2]	3,699,000	3,695,391
Goldman Sachs Group, Inc. (The), 2.908% [US0003M+105.3]
Sr. Unsec. Nts. , 6/5/23[2]	4,620,000	4,689,272
Macquarie Group Ltd. , 3.189% [US0003M+102.3] Sr. Unsec.
Nts. , 11/28/23[1,2]	4,342,000	4,438,566
Moody's Corp. , 2.625% Sr. Unsec. Nts. , 1/15/23	6,101,000	6,187,930
Morgan Stanley:
2.72% [SOFRRATE+115.2] Sr. Unsec. Nts. , 7/22/25[2]	2,773,000	2,807,201
2.75% Sr. Unsec. Nts. , 5/19/22	5,175,000	5,247,866
UBS Group AG, 2.65% Sr. Unsec. Nts. , 2/1/22[1]	3,975,000	4,012,474
		34,142,200

Commercial Banks—5.6%
Banco Santander SA, 2.706% Sr. Unsec. Nts. , 6/27/24	3,800,000	3,840,288

15 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.:
3.004% [US0003M+79] Sr. Unsec. Nts. , 12/20/23[2]	$2,569,000	$ 2,624,221
3.864% [US0003M+94] Sr. Unsec. Nts. , 7/23/24[2]	4,528,000	4,771,473
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts. , 11/25/23[1]	2,997,000	3,185,002
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts. , 2/5/24	3,105,000	3,229,552
BBVA USA, 2.50% Sr. Unsec. Nts. , 8/27/24	3,183,000	3,165,375
Branch Banking & Trust Co. , 2.636% [H15T5Y+115] Sub.
Nts. , 9/17/29[2]	4,783,000	4,766,767
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	3,881,000	3,928,854
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts. , 1/10/22[1]	3,327,000	3,400,967
Danske Bank AS, 3.244% [US0003M+159.1] Sr. Unsec. Nts.,
12/20/25[1,2]	1,779,000	1,794,468
Discover Bank, 2.45% Sr. Unsec. Nts. , 9/12/24	2,450,000	2,446,630
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts. , 6/15/22	3,235,000	3,271,154
First Horizon National Corp. , 3.50% Sr. Unsec. Nts. , 12/15/20	3,175,000	3,214,188
HSBC Holdings plc, 3.95% [US0003M+98.723] Sr. Unsec.
Nts. , 5/18/24[2]	2,956,000	3,095,869
Huntington Bancshares, Inc. , 2.625% Sr. Unsec. Nts. , 8/6/24	3,236,000	3,279,213
JPMorgan Chase & Co. , 2.776% [US0003M+93.5] Sr. Unsec.
Nts. , 4/25/23[2]	3,885,000	3,938,581
Lloyds Bank plc, 2.25% Sr. Unsec. Nts. , 8/14/22	3,981,000	3,992,101
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec.
Nts. , 11/7/23[2]	3,515,000	3,554,015
M&T Bank Corp. , 3.55% Sr. Unsec. Nts. , 7/26/23	1,530,000	1,606,259
PNC Financial Services Group, Inc. (The), 3.50% Sr. Unsec.
Nts. , 1/23/24	5,545,000	5,842,767
Santander Holdings USA, Inc. , 3.50% Sr. Unsec. Nts. , 6/7/24	3,153,000	3,235,974
Standard Chartered plc, 2.744% [US0003M+120] Sr. Unsec.
Nts. , 9/10/22[1,2]	4,081,000	4,098,315
SunTrust Bank (Atlanta GA):
3.20% Sr. Unsec. Nts. , 4/1/24	3,144,000	3,273,533
3.689% [US0003M+73.5] Sr. Unsec. Nts. , 8/2/24[2]	3,420,000	3,585,033
Synovus Financial Corp. , 3.125% Sr. Unsec. Nts. , 11/1/22	2,040,000	2,063,817
Wells Fargo & Co. , 2.625% Sr. Unsec. Nts. , 7/22/22	8,412,000	8,513,878
Zions Bancorp NA, 3.35% Sr. Unsec. Nts. , 3/4/22	2,750,000	2,813,660
		96,531,954

Consumer Finance—0.4%
Capital One Financial Corp. , 3.20% Sr. Unsec. Nts. , 1/30/23	3,882,000	3,991,881
Synchrony Financial, 4.25% Sr. Unsec. Nts. , 8/15/24	3,179,000	3,353,316
		7,345,197

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50% Sr. Unsec. Nts. , 5/26/22	3,665,000	3,766,390
AXA Equitable Holdings, Inc. , 3.90% Sr. Unsec. Nts. , 4/20/23	4,624,000	4,844,523
Boral Finance Pty Ltd. , 3.00% Sr. Unsec. Nts. , 11/1/22[1]	3,885,000	3,902,660

16 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
EDP Finance BV, 3.625% Sr. Unsec. Nts. , 7/15/24[1]	$3,835,000	$ 3,984,407
		16,497,980

Insurance—0.5%
Athene Global Funding, 2.95% Sec. Nts. , 11/12/26[1]	5,573,000	5,568,952
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts. , 2/1/23	2,634,000	2,680,728
		8,249,680

Real Estate Investment Trusts (REITs)—2.5%
Alexandria Real Estate Equities, Inc. , 4.00% Sr. Unsec. Nts.,
1/15/24	2,772,000	2,964,301
American Tower Corp. , 3.00% Sr. Unsec. Nts. , 6/15/23	4,767,000	4,879,328
Crown Castle International Corp. , 3.20% Sr. Unsec. Nts.,
9/1/24	3,929,000	4,067,804
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts. , 2/1/23	4,530,000	4,579,573
Equinix, Inc. , 2.625% Sr. Unsec. Nts. , 11/18/24	2,370,000	2,375,735
GLP Capital LP/GLP Financing II, Inc. , 3.35% Sr. Unsec. Nts.,
9/1/24	3,698,000	3,792,613
Healthcare Trust of America Holdings LP, 3.50% Sr. Unsec.
Nts. , 8/1/26	2,679,000	2,794,695
Healthpeak Properties, Inc. , 4.25% Sr. Unsec. Nts. , 11/15/23	1,733,000	1,854,705
Spirit Realty LP, 3.20% Sr. Unsec. Nts. , 1/15/27	2,575,000	2,582,237
Ventas Realty LP, 2.65% Sr. Unsec. Nts. , 1/15/25	3,928,000	3,944,605
Welltower, Inc. , 3.625% Sr. Unsec. Nts. , 3/15/24	4,623,000	4,861,637
Weyerhaeuser Co. , 3.25% Sr. Unsec. Nts. , 3/15/23	3,883,000	3,979,672
		42,676,905

Health Care—5.7%
Biotechnology—0.8%
AbbVie, Inc. , 2.60% Sr. Unsec. Nts. , 11/21/24[1]	9,531,000	9,585,051
Shire Acquisitions Investments Ireland DAC, 2.875% Sr.
Unsec. Nts. , 9/23/23	3,791,000	3,860,621
		13,445,672

Health Care Equipment & Supplies—1.1%
Becton Dickinson & Co. , 3.363% Sr. Unsec. Nts. , 6/6/24	4,620,000	4,808,712
Boston Scientific Corp. , 3.45% Sr. Unsec. Nts. , 3/1/24	2,774,000	2,903,825
Hologic, Inc. , 4.375% Sr. Unsec. Nts. , 10/15/25[1]	4,061,000	4,192,983
Zimmer Biomet Holdings, Inc. , 3.70% Sr. Unsec. Nts. , 3/19/23	5,825,000	6,062,615
		17,968,135

Health Care Providers & Services—1.6%
Anthem, Inc. , 2.95% Sr. Unsec. Nts. , 12/1/22	3,419,000	3,496,432
Cigna Corp. , 3.75% Sr. Unsec. Nts. , 7/15/23	3,457,000	3,616,064
CVS Health Corp. , 2.625% Sr. Unsec. Nts. , 8/15/24	7,119,000	7,183,668
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts. , 10/15/20[1]	3,400,000	3,438,094
5.875% Sr. Unsec. Nts. , 1/31/22[1]	1,178,000	1,259,726
HCA, Inc. , 5.375% Sr. Unsec. Nts. , 2/1/25	3,756,000	4,159,732

17 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Humana, Inc. , 2.90% Sr. Unsec. Nts. , 12/15/22	$3,835,000	$ 3,906,706
		27,060,422

Life Sciences Tools & Services—0.2%
IQVIA, Inc. , 5.00% Sr. Unsec. Nts. , 10/15/26[1]	3,935,000	4,140,889

Pharmaceuticals—2.0%
Allergan Funding SCS, 3.85% Sr. Unsec. Nts. , 6/15/24	7,600,000	7,981,384
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts. , 12/15/23[1]	5,174,000	5,430,336
Bristol-Myers Squibb Co.:
2.90% Sr. Unsec. Nts. , 7/26/24[1]	3,927,000	4,051,459
3.25% Sr. Unsec. Nts. , 2/20/23[1]	5,000,000	5,177,750
Elanco Animal Health, Inc. , 4.272% Sr. Unsec. Nts. , 8/28/23	3,697,000	3,871,272
Mylan, Inc. , 3.125% Sr. Unsec. Nts. , 1/15/23[1]	3,836,000	3,888,783
Takeda Pharmaceutical Co. Ltd. , 4.40% Sr. Unsec. Nts.,
11/26/23[1]	3,787,000	4,071,223
		34,472,207

Industrials—4.3%
Aerospace & Defense—1.0%
BAE Systems Holdings, Inc. , 2.85% Sr. Unsec. Nts. , 12/15/20[1]	4,621,000	4,653,134
L3Harris Technologies, Inc. , 3.85% Sr. Unsec. Nts. , 6/15/23[1]	3,686,000	3,885,741
Spirit AeroSystems, Inc. , 3.95% Sr. Unsec. Nts. , 6/15/23	5,000,000	5,176,597
Textron, Inc. , 4.30% Sr. Unsec. Nts. , 3/1/24	4,114,000	4,404,469
		18,119,941

Airlines—0.3%
Delta Air Lines, Inc. , 2.875% Sr. Unsec. Nts. , 3/13/20	4,623,000	4,632,763

Building Products—0.4%
Fortune Brands Home & Security, Inc. , 4.00% Sr. Unsec. Nts.,
9/21/23	3,568,000	3,767,939
Masco Corp. , 3.50% Sr. Unsec. Nts. , 4/1/21	3,190,000	3,235,951
		7,003,890

Industrial Conglomerates—0.5%
General Electric Co. , 2.70% Sr. Unsec. Nts. , 10/9/22	3,972,000	4,005,317
Roper Technologies, Inc. , 2.35% Sr. Unsec. Nts. , 9/15/24	3,976,000	3,976,359
		7,981,676

Machinery—0.9%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts. , 4/1/21	3,467,000	3,587,790
Fortive Corp. , 2.35% Sr. Unsec. Nts. , 6/15/21	4,714,000	4,721,022
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts. , 4/15/23	4,000,000	4,073,751
Westinghouse Air Brake Technologies Corp. , 4.40% Sr. Unsec.
Nts. , 3/15/24	3,698,000	3,924,396
		16,306,959

18 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Professional Services—0.1%
IHS Markit Ltd. , 4.125% Sr. Unsec. Nts. , 8/1/23	$2,347,000	$ 2,486,834

Road & Rail—0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. , 3.45% Sr.
Unsec. Nts. , 7/1/24[1]	5,542,000	5,753,190
Ryder System, Inc. , 2.50% Sr. Unsec. Nts. , 9/1/24	3,874,000	3,878,060
		9,631,250

Trading Companies & Distributors—0.5%
AerCap Holdings NV, 5.875% [H15T5Y+453.5] Jr. Sub. Nts.,
10/10/79[2]	3,061,000	3,260,149
Air Lease Corp. :
3.00% Sr. Unsec. Nts. , 9/15/23	3,283,000	3,346,980
4.25% Sr. Unsec. Nts. , 2/1/24	1,479,000	1,580,584
		8,187,713

Information Technology—4.0%
Communications Equipment—0.2%
British Telecommunications plc, 4.50% Sr. Unsec. Nts.,
12/4/23	3,771,000	4,056,575

Electronic Equipment, Instruments, & Components—0.7%
CDW LLC/CDW Finance Corp. , 5.00% Sr. Unsec. Nts. , 9/1/25	1,386,000	1,448,356
FLIR Systems, Inc. , 3.125% Sr. Unsec. Nts. , 6/15/21	4,205,000	4,244,153
Tech Data Corp. , 3.70% Sr. Unsec. Nts. , 2/15/22	4,622,000	4,707,912
Trimble, Inc. , 4.15% Sr. Unsec. Nts. , 6/15/23	1,848,000	1,943,131
		12,343,552

IT Services—1.4%
DXC Technology Co. , 4.25% Sr. Unsec. Nts. , 4/15/24	4,624,000	4,856,709
Fiserv, Inc.:
2.75% Sr. Unsec. Nts. , 7/1/24	1,571,000	1,596,896
3.80% Sr. Unsec. Nts. , 10/1/23	3,699,000	3,905,813
Global Payments, Inc. , 4.00% Sr. Unsec. Nts. , 6/1/23	4,619,000	4,856,621
Leidos Holdings, Inc. , 4.45% Sr. Sec. Nts. , 12/1/20	5,728,000	5,827,438
VeriSign, Inc.:
4.75% Sr. Unsec. Nts. , 7/15/27	583,000	621,083
5.25% Sr. Unsec. Nts. , 4/1/25	1,858,000	2,048,984
		23,713,544

Semiconductors & Semiconductor Equipment—1.0%
Marvell Technology Group Ltd. , 4.20% Sr. Unsec. Nts.,
6/22/23	3,695,000	3,891,020
Microchip Technology, Inc. , 4.333% Sr. Sec. Nts. , 6/1/23	3,694,000	3,896,983
Micron Technology, Inc. , 4.64% Sr. Unsec. Nts. , 2/6/24	3,899,000	4,187,704
NXP BV/NXP Funding LLC, 4.625% Sr. Unsec. Nts. , 6/1/23[1]	4,387,000	4,679,515
		16,655,222

19 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software—0.2%
VMware, Inc. , 2.95% Sr. Unsec. Nts. , 8/21/22	$2,681,000	$ 2,728,433

Technology Hardware, Storage & Peripherals—0.5%
Dell International LLC/EMC Corp. , 4.00% Sr. Sec. Nts.,
7/15/24[1]	3,973,000	4,149,643
Hewlett Packard Enterprise Co. , 4.40% Sr. Unsec. Nts.,
10/15/22	4,254,000	4,496,832
		8,646,475

Materials—4.7%
Chemicals—2.6%
Beam Suntory, Inc. , 3.25% Sr. Unsec. Nts. , 5/15/22	1,560,000	1,588,896
Celanese US Holdings LLC, 3.50% Sr. Unsec. Nts. , 5/8/24	3,700,000	3,819,720
CF Industries, Inc.:
3.40% Sr. Sec. Nts. , 12/1/21[1]	4,385,000	4,472,279
3.45% Sr. Unsec. Nts. , 6/1/23	3,244,000	3,325,068
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical
Co. LP, 3.30% Sr. Unsec. Nts. , 5/1/23[1]	3,700,000	3,823,961
Dow Chemical Co. (The), 3.15% Sr. Unsec. Nts. , 5/15/24[1]	4,000,000	4,140,550
DuPont de Nemours, Inc. , 4.205% Sr. Unsec. Nts. , 11/15/23	6,049,000	6,463,426
Eastman Chemical Co. , 3.50% Sr. Unsec. Nts. , 12/1/21	1,589,000	1,628,856
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts. , 11/15/21	3,323,000	3,531,897
Nutrien Ltd.:
3.50% Sr. Unsec. Nts. , 6/1/23	3,511,000	3,642,960
4.875% Sr. Unsec. Nts. , 3/30/20	335,000	337,978
PolyOne Corp. , 5.25% Sr. Unsec. Nts. , 3/15/23	3,767,000	4,058,905
PPG Industries, Inc. , 2.40% Sr. Unsec. Nts. , 8/15/24	3,976,000	3,999,838
		44,834,334

Containers & Packaging—0.6%
Ball Corp. :
4.375% Sr. Unsec. Nts. , 12/15/20	3,049,000	3,116,840
4.875% Sr. Unsec. Nts. , 3/15/26	846,000	927,294
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts.,
4/15/21	1,811,000	1,857,000
Packaging Corp. of America, 3.65% Sr. Unsec. Nts. , 9/15/24	3,240,000	3,405,592
Sealed Air Corp. , 5.50% Sr. Unsec. Nts. , 9/15/25[1]	938,000	1,027,499
		10,334,225

Metals & Mining—1.3%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts. , 4/10/22[1]	2,774,000	2,851,967
ArcelorMittal SA:
3.60% Sr. Unsec. Nts. , 7/16/24	3,881,000	3,953,417
6.25% Sr. Unsec. Nts. , 2/25/22	3,327,000	3,580,938
Newcrest Finance Pty Ltd. , 4.45% Sr. Unsec. Nts. , 11/15/21[1]	3,370,000	3,493,465
Newmont Goldcorp Corp. , 3.70% Sr. Unsec. Nts. , 3/15/23	4,299,000	4,472,407
Steel Dynamics, Inc. , 5.50% Sr. Unsec. Nts. , 10/1/24	3,698,000	3,822,382
		22,174,576

20 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Paper & Forest Products—0.2%
Domtar Corp. , 4.40% Sr. Unsec. Nts. , 4/1/22	$3,514,000	$ 3,642,356

Telecommunication Services—1.9%
Diversified Telecommunication Services—1.3%
AT&T, Inc. , 3.60% Sr. Unsec. Nts. , 2/17/23	6,101,000	6,373,268
CenturyLink, Inc. , 5.625% Sr. Unsec. Nts. , 4/1/20	3,143,000	3,180,103
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec.
Nts. , 1/19/22[1]	5,176,000	5,247,094
Level 3 Financing, Inc. , 3.40% Sr. Sec. Nts. , 3/1/27[1]	1,723,000	1,728,772
Telefonica Emisiones SA, 4.57% Sr. Unsec. Nts. , 4/27/23	5,642,000	6,062,333
		22,591,570

Wireless Telecommunication Services—0.6%
T-Mobile USA, Inc. , 6.375% Sr. Unsec. Nts. , 3/1/25	3,512,000	3,652,480
Vodafone Group plc, 3.75% Sr. Unsec. Nts. , 1/16/24	5,888,000	6,210,494
		9,862,974

Utilities—5.6%
Electric Utilities—3.9%
Alliant Energy Finance LLC, 3.75% Sr. Unsec. Nts. , 6/15/23[1]	3,696,000	3,857,266
Emera US Finance LP, 2.70% Sr. Unsec. Nts. , 6/15/21	4,344,000	4,377,133
Enel Finance International NV, 2.75% Sr. Unsec. Nts. , 4/6/23[1]	5,549,000	5,595,909
Entergy Corp. , 5.125% Sr. Unsec. Nts. , 9/15/20	3,235,000	3,286,349
Evergy, Inc. , 4.85% Sr. Unsec. Nts. , 6/1/21	1,514,000	1,563,520
Eversource Energy, 3.80% Sr. Unsec. Nts. , 12/1/23	3,880,000	4,089,958
Exelon Corp. , 3.497% Jr. Sub. Nts. , 6/1/22	3,695,000	3,789,149
FirstEnergy Corp. , 4.25% Sr. Unsec. Nts. , 3/15/23	3,606,000	3,802,189
Fortis, Inc. , 2.10% Sr. Unsec. Nts. , 10/4/21	4,023,000	4,016,392
NextEra Energy Capital Holdings, Inc. , 3.15% Sr. Unsec. Nts.,
4/1/24	4,624,000	4,784,482
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[1]	4,123,000	4,246,649
PNM Resources, Inc. , 3.25% Sr. Unsec. Nts. , 3/9/21	3,698,000	3,744,752
PPL WEM Ltd. /Western Power Distribution Ltd. , 5.375% Sr.
Unsec. Nts. , 5/1/21[1]	6,148,000	6,341,495
PSEG Power LLC, 3.85% Sr. Unsec. Nts. , 6/1/23	3,695,000	3,879,170
Southern Power Co. , 2.50% Sr. Unsec. Nts. , 12/15/21	3,700,000	3,730,784
Southwestern Electric Power Co. , 3.55% Sr. Unsec. Nts.,
2/15/22	2,000,000	2,048,933
Vistra Operations Co. LLC, 3.55% Sr. Sec. Nts. , 7/15/24[1]	2,772,000	2,798,873
		65,953,003

Independent Power and Renewable Electricity Producers—0.4%
IPALCO Enterprises, Inc. , 3.45% Sr. Sec. Nts. , 7/15/20	3,400,000	3,420,256
NRG Energy, Inc. , 3.75% Sr. Sec. Nts. , 6/15/24[1]	3,926,000	4,049,252
		7,469,508

Multi-Utilities—1.3%
Ameren Corp. , 2.50% Sr. Unsec. Nts. , 9/15/24	2,585,000	2,591,582

21 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Utilities (Continued)
CenterPoint Energy, Inc. , 2.50% Sr. Unsec. Nts. , 9/1/24	$6,472,000	$6,477,387
Dominion Energy, Inc. , 3.071% Jr. Sub. Nts. , 8/15/24[8]	4,622,000	4,739,354
DTE Energy Co. , 2.529% Sr. Unsec. Nts. , 10/1/24	4,809,000	4,815,021
NiSource, Inc. , 3.85% Sr. Unsec. Nts. , 2/15/23	3,500,000	3,653,002
		22,276,346
Total Corporate Bonds and Notes (Cost $974,437,789)		1,000,943,345

	Shares	Value
Investment Company—12.4%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[9] (Cost
$213,257,234)	213,172,223	$213,172,223
Total Investments, at Value (Cost $1,699,960,014)	100.9%	1,730,439,256
Net Other Assets (Liabilities)	(0.9)	(15,454,198)
Net Assets	100.0%	$1,714,985,058

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at November 30, 2019 was
$470,335,652, which represented 27.43% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $24,455,533 or 1.43% of the Fund’s net assets at period end.
4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
5. Interest rate is less than 0.0005%.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $36,104 or 0.00% of the Fund's net assets at period end.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
9. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day yield SEC standardized yield as of November 30, 2019.

22 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

Futures Contracts as of November 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Sell	3/20/20	56	USD 8,919	$8,902,250	$16,941
United States
Treasury Nts. , 10 yr.	Buy	3/20/20	767	USD 99,388	99,218,641	(169,468)
United States
Treasury Nts. , 2 yr.	Buy	3/31/20	2,772	USD 598,015	597,604,220	(411,223)
United States
Treasury Nts. , 5 yr.	Sell	3/31/20	4,966	USD 591,138	590,798,813	339,143
						$(224,607)

Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States Secured Overnight Financing
TBA	To Be Announced Security
US0001M	Intercontinental Exchange London Interbank Offered Rate USD 1 Month
US0003M	Intercontinental Exchange London Interbank Offered Rate USD 3 Month

Exchange Abbreviations

23 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 229,660,524	$ 91,064	$ 229,751,588
Mortgage-Backed Obligations	—	227,878,763	27,089	227,905,852
U. S. Government Obligations	—	58,666,248	—	58,666,248
Corporate Bonds and Notes	—	1,000,943,345	—	1,000,943,345
Investment Company	213,172,223	—	—	213,172,223
Total Investments, at Value	213,172,223	1,517,148,880	118,153	1,730,439,256
Other Financial Instruments:
Futures contracts	356,084	—	—	356,084
Total Assets	$213,528,307	$ 1,517,148,880	$ 118,153	$ 1,730,795,340
Liabilities Table
Other Financial Instruments:
Futures contracts	$(580,691)	—	$ —	$ (580,691)
Total Liabilities	$(580,691)	$ —	$ —	$ (580,691)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

24 INVESCO OPPENHEIMER LIMITED-TERM BOND FUND